Taxation (Tables)	12 Months Ended
Mar. 31, 2023
Taxation
Schedule of income tax expense

	2023	2022	2021
Income tax expense	€m	€m	€m
United Kingdom corporation tax expense:
Current year	4	22	24
Adjustments in respect of prior years	4	17	3
	8	39	27
Overseas current tax expense/(credit):
Current year	924	993	872
Adjustments in respect of prior years	(26)	81	(30)
	898	1,074	842
Total current tax expense	906	1,113	869
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(71)	(791)	(94)
Overseas deferred tax	(354)	1,008	3,089
Total deferred tax (credit)/expense	(425)	217	2,995
Total income tax expense	481	1,330	3,864

Schedule of tax charged/(credited) directly to other comprehensive income

Tax charged/(credited) directly to other comprehensive income

	2023	2022	2021
	€m	€m	€m
Current tax	3	–	(17)
Deferred tax	304	648	(1,009)
Total tax charged/(credited) directly to other comprehensive income	307	648	(1,026)

Schedule of tax charged/(credited) directly to equity	Tax charged/(credited) directly to equity

	2023	2022	2021
	€m	€m	€m
Deferred tax	6	–	(2)
Total tax charged/(credited) directly to equity	6	–	(2)

Schedule of factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Continuing profit before tax as shown in the consolidated income statement	12,816	4,103	4,347

Aggregated expected income tax expense	3,848	1,231	1,111
Impairment loss with no tax effect	18	–	–
Disposal of Group investments[2]	(2,918)	(8)	(332)
Effect of taxation of associates and joint ventures, reported within profit before tax	(125)	(111)	69
Deferred tax (credit)/charge following revaluation of investments in Luxembourg	(393)	1,455	2,120
Previously unrecognised temporary differences we expect to use in the future, including in Luxembourg	(16)	(708)	(45)
Previously recognised temporary differences and losses we no longer expect to use in the future	–	74	699
Current year temporary differences (including losses) that we currently do not expect to use	207	116	170
Adjustments in respect of prior year tax liabilities	(35)	13	(10)
Impact of tax credits and irrecoverable taxes	80	74	90
Deferred tax on overseas earnings	(6)	2	–
Effect of current year changes in statutory tax rates on deferred tax balances[3]	35	(667)	(45)
Financing costs not (taxable)/deductible for tax purposes	(27)	46	(62)
Revaluation of assets for tax purposes in Turkey and Italy[4]	(338)	(357)	–
Expenses not deductible for tax purposes	151	170	99
Income tax expense	481	1,330	3,864

Notes:

1

Amounts for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2

2023 relates to the change in consolidation status of Vantage Towers and the tax exempt disposals of Vodafone Hungary and Vodafone Ghana. 2021 includes the tax exempt gains relating to the TPG Telecom Limited merger in Australia and Indus Towers Limited in India.

3	2022 includes the increase in future UK tax rate to 25%.
4	2023 relates to a step of assets for tax purposes in Turkey. 2022 relates to step up of assets for tax purposes in Italy and Turkey.

Schedule of analysis of movements in net deferred tax

€m
1 April 2022	18,569
Foreign exchange movements	(59)
Credited the income statement	425
Charged directly to OCI	(304)
Charged directly to equity	(6)
Impact of hyperinflation accounting	(191)
Arising on acquisitions and disposals	111
31 March 2023[1]	18,545

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Accelerated tax depreciation	136	2,761	(1,426)	(47)	1,288
Intangible assets	324	630	(1,495)	15	(850)
Tax losses	(78)	28,035	–	(9,540)	18,495
Treasury related items	2	623	(717)	(588)	(682)
Temporary differences relating to revenue recognition	(40)	19	(705)	–	(686)
Temporary differences relating to leases	216	1,482	(1,054)	(30)	398
Other temporary differences	(135)	938	(296)	(60)	582
31 March 2023[1]	425	34,488	(5,693)	(10,250)	18,545

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,316
Deferred tax liability	(771)
31 March 2023[1]	18,545

At 31 March 2022, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Accelerated tax depreciation	672	2,589	(1,361)	(58)	1,170
Intangible assets	643	666	(1,801)	11	(1,124)
Tax losses	(1,450)	28,977	–	(10,341)	18,636
Treasury related items	(90)	616	(372)	(562)	(318)
Temporary differences relating to revenue recognition	(9)	3	(666)	–	(663)
Temporary differences relating to leases	(3)	1,754	(1,577)	–	177
Other temporary differences	20	1,148	(379)	(78)	691
31 March 2022[1]	(217)	35,753	(6,156)	(11,028)	18,569

At 31 March 2022, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,089
Deferred tax liability	(520)
31 March 2022[1]	18,569

Note:

1	The Group does not discount deferred tax assets. This is in accordance with IAS 12.

Schedule of carry forward of losses and expiration period

As the tax impact of a transaction can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process, the amount ultimately paid may differ materially from the amount accrued and could therefore affect the Group’s overall profitability and cash flows in future periods. See Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

The tables below present the gross amount and expiry dates of losses available for carry forward for the year ended 31 March 2023 and the comparative year ended 31 March 2022.

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
31 March 2023	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	15	59	78,967	79,041
Losses for which no deferred tax is recognised	306	15,649	18,321	34,276
	321	15,708	97,288	113,317

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
31 March 2022	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	19	259	79,848	80,126
Losses for which no deferred tax is recognised	334	13,162	23,928	37,424
	353	13,421	103,776	117,550